Derivative Instruments	12 Months Ended
Dec. 31, 2021
15. Derivative Instruments
Derivative Instruments
15.

DERIVATIVE

INSTRUMENTS
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of Canadian dollars 2021 2020 2021 2020
Cash flow hedges
Interest rate hedge $ - $ 1 $ - $ -
Regulatory deferral

Commodity swaps and forwards

Coal purchases

22 1 1 6

Power purchases

83

10 8

34

Natural gas purchases and sales

20 4 7 2

Heavy fuel oil purchases

21 1 - 5
Foreign exchange forwards 7 - 8

17
Physical natural gas purchases and sales

88 - - -

241

16

24

64
HFT derivatives
Power swaps and physical contracts

33

13

32

13
Natural gas swaps, futures, forwards, physical
contracts

208

139

818

346

241

152

850

359
Other derivatives
Equity derivatives

11 - - 1
Foreign exchange forwards -

15 - -

11

15 - 1
Total

gross current derivatives

493

184

874

424
Impact of master netting agreements with intent to
settle net or simultaneously
(192) (86) (192) (86)
Total derivatives $

301 $

98 $

682 $

338
Current $

195 $

73 $

533 $

251
Long-term

106

25

149

87
Total derivatives $

301 $

98 $

682 $

338
Derivative assets and liabilities are classified as current

or long-term based upon the maturities of the
underlying contracts.
Details of master netting agreements, shown net on the Consolidated

Balance Sheets, are summarized in
the following table:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of Canadian dollars 2021 2020 2021 2020
Regulatory deferral $ 4 $ 2 $ 4 $ 2
HFT derivatives

188

84

188

84
Total

impact of master netting agreements with
intent to settle net or simultaneously
$

192 $

86 $

192 $

86
Cash Flow Hedges
On May 26, 2021 the treasury lock was settled for a gain

of $
18

million USD that will be amortized
through interest expense over 10 years . As of December 31, 2021, there were no outstanding cash flow
hedges.

The amounts related to cash flow hedges recorded in income

and AOCI consisted of the following:
For the Year ended December 31
millions of Canadian dollars 2021 2020
Interest Foreign
rate hedge exchange forwards
Realized loss in operating revenue – regulated $ - $ (2)
Realized gain in interest expense, net 1 -
Total

gains (losses) in net income
$ 1 $ (2)
As at December 31
millions of Canadian dollars 2021 2020
Interest Interest
rate hedge rate hedge
Total

unrealized gain in AOCI – effective portion, net of tax
$

18 $ 1
The Company expects $ 2

million of unrealized gains currently in AOCI to be reclassified into net income
within the next 12 months.
Regulatory Deferral
The Company has recorded the following changes in realized

and unrealized gains (losses) with respect
to derivatives receiving regulatory deferral:
For the Year ended December 31
millions of Canadian dollars 2021
Natural gas
Commodity
swaps and
forwards
Foreign
exchange
forwards
Unrealized gain (loss) in regulatory assets $ - $ (7) $ 9
Unrealized gain (loss) in regulatory liabilities

88

218 (3)
Realized (gain) in regulatory liabilities - (3) -
Realized (gain) loss in inventory
(1)
- (8) 5
Realized (gain) loss in regulated fuel for generation and purchased power
(2)
- (39) 5
Total

change derivative instruments
$

88 $

161 $

16
(1) Realized (gains) losses will be recognized in

fuel for generation and purchased power when

the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments

settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer

probable.
For the Year ended December 31
millions of Canadian dollars 2020
Natural gas
Commodity
swaps and
forwards
Foreign
exchange
forwards
Unrealized gain (loss) in regulatory assets $ - $ (36) $ (11)
Unrealized gain (loss) in regulatory liabilities - 3 3
Realized gain (loss) in regulatory assets - 2 -
Realized (gain) loss in regulatory liabilities -

14 -
Realized (gain) loss in inventory
(1)
- 8 (2)
Realized (gain) loss in regulated fuel for generation and purchased power
(2)
-

24 (3)
Total

change derivative instruments
$ - $

15 $ (13)
(1) Realized (gains) losses will be recognized in

fuel for generation and purchased power when

the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments

settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer

probable.
Commodity Swaps and Forwards
As at December 31, 2021, the Company had the following

notional volumes of commodity swaps and
forward contracts designated for regulatory deferral that are expected to settle as outlined below:
2022 2023-2024
millions

Purchases Purchases
Natural Gas (Mmbtu)

17

22
Power (MWh) 1 2
Foreign Exchange Swaps and Forwards
As at December 31, 2021, the Company had the following

notional volumes of foreign exchange swaps
and forward contracts designated for regulated deferral that are expected to settle as outlined below:
2022 2023-2024
Foreign exchange contracts (millions of US dollars) $

170 $

150
Weighted average rate

1.3047

1.2413
% of USD requirements 65% 29%
The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges
or unwind existing hedges, as required.
Held-for-Trading Derivatives
In the ordinary course of its business, Emera enters into

physical contracts for the purchase and sale of
natural gas, as well as power and natural gas swaps,

forwards and futures, to economically hedge those
physical contracts. These derivatives are all considered

HFT.

The Company has recognized the following realized and

unrealized gains (losses) with respect to HFT
derivatives:
For the

Year ended December 31
millions of Canadian dollars 2021 2020
Power swaps and physical contracts in non-regulated operating revenues $ 4 $ (1)
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues
(142)

205
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power
- (4)
$ (138) $

200
As at December 31, 2021, the Company had the following

notional volumes of outstanding HFT
derivatives that are expected to settle as outlined below:
millions

2022 2023 2024 2025 2026
Natural gas purchases (Mmbtu)

308

91

56

26

26
Natural gas sales (Mmbtu)

335

103

30 2 2
Power purchases (MWh) 1 - - - -
Power sales (MWh) 2 - - - -
Other Derivatives
As at December 31, 2021, the Company had equity derivatives

in place to manage the cash flow risk
associated with forecasted future cash settlements of deferred compensation obligations and foreign
exchange forwards in place to manage cash flow risk

associated with forecasted USD cash inflows.
The
equity derivative hedges the return on 2.8

million shares and extends until December of 2022. The

foreign
exchange forwards have a combined notional amount

of $
52

million USD and expire throughout 2022 and
2023.
For the Year ended December 31
millions of Canadian dollars 2021 2020
Foreign Foreign
Exchange Equity Exchange Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in operating, maintenance and general $ - $

11 $ - $ (1)
Unrealized gain (loss) in other income (expense), net (15) -

15 -
Realized gain (loss) in operating, maintenance and general -

15 - (3)
Realized gain (loss) in other income (expense)

18 - (2) -
Total

gains (losses) in net income
$ 3 $

26 $

13 $ (4)
Credit Risk
The Company is exposed to credit risk with respect to

amounts receivable from customers, energy
marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s
non-performance under an agreement. The Company manages

credit risk with policies and procedures
for counterparty analysis, exposure measurement, and

exposure monitoring and mitigation. Credit
assessments are conducted on all new customers and

counterparties, and deposits or collateral are
requested on any high risk accounts.

The Company assesses the potential for credit losses

on a regular basis and, where appropriate,
maintains provisions. With respect to counterparties, the Company has implemented procedures to
monitor the creditworthiness and credit exposure of counterparties and to consider default probability in
valuing the counterparty positions. The Company monitors

counterparties’ credit standing, including those
that are experiencing financial problems, have significant swings in default probability rates, have credit
rating changes by external rating agencies, or have changes

in ownership. Net liability positions are
adjusted based on the Company’s current default probability.

Net asset positions are adjusted based on
the counterparty’s current default probability.

The Company assesses credit risk internally for
counterparties that are not rated.
As at December 31, 2021, the maximum exposure the

Company has to credit risk is $
1.3

billion (2020 -
$ 805

million), which includes accounts receivable net of collateral/deposits and assets related to
derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk
exposures with one or more counterparties. If such counterparties fail to perform their obligations under
one or more agreements, the Company could suffer

a material financial loss. The Company transacts with
counterparties as part of its risk management strategy for managing commodity price, foreign exchange
and interest rate risk. Counterparties that exceed established credit limits can provide a cash deposit or
letter of credit to the Company for the value in excess

of the credit limit where contractually required. The
total cash deposits/collateral on hand as at December

31, 2021 was $
341

million (2020 - $
251

million),
which mitigates the Company’s maximum credit

risk exposure. The Company uses the cash as payment
for the amount receivable or returns the deposit/collateral to the customer/counterparty where it is no
longer required by the Company.
The Company enters into commodity master arrangements

with its counterparties to manage certain
risks, including credit risk to these counterparties. The

Company generally enters into International Swaps
and Derivatives Association agreements (“ISDA”), North American

Energy Standards Board agreements
(“NAESB”) and, or Edison Electric Institute agreements.

The Company believes that entering into such
agreements offers protection by creating contractual rights

relating to creditworthiness, collateral, non-
performance and

default.
As at December 31, 2021, the Company had $ 114

million (2020 - $
123

million) in financial assets,
considered to be past due, which have been outstanding for

an average
57

days. The fair value of these
financial assets is $ 93

million (2020 - $
101

million), the difference of which is included in

the allowance for
credit losses. These assets primarily relate to accounts

receivable from electric and gas revenue.
Concentration Risk
The Company's concentrations of risk consisted of the

following:
As at December 31, 2021 December 31, 2020
millions of
Canadian
dollars
% of total
exposure
millions of
Canadian
dollars
% of total
exposure
Receivables, net
Regulated utilities
Residential $

384 24% $

341 32%
Commercial

167 10%

143 14%
Industrial

54 3%

49 5%
Other

91 6%

96 9%

696 43%

629 60%
Trading group
Credit rating of A- or above

66 4%

54 5%
Credit rating of BBB- to BBB+

107 7%

41 4%
Not rated

132 8%

75 7%

305 19%

170 16%
Other accounts receivable

329 20%

159 15%

1,330 82%

958 91%
Derivative Instruments (current and long-term)
Credit rating of A- or above

155 9%

60 6%
Credit rating of BBB- to BBB+

22 1%

13 1%
Not rated

124 8%

25 2%

301 18%

98 9%
$

1,631 100% $

1,056 100%
Cash Collateral
The Company’s cash collateral positions consisted

of the following:
As at December 31 December 31
millions of Canadian dollars 2021 2020
Cash collateral provided to others $

212 $

69
Cash collateral received from others $

100 $ 6
Collateral is posted in the normal course of business based

on the Company’s creditworthiness, including
its senior unsecured credit rating as determined by certain

major credit rating agencies. Certain
derivatives contain financial assurance provisions that require collateral to be posted if a material adverse
credit-related event occurs. If a material adverse event resulted in the senior unsecured debt falling below
investment grade, the counterparties to such derivatives

could request ongoing full collateralization.
As at December 31, 2021, the total fair value of derivatives in a liability position was $
682

million
(December 31, 2020
–

$
338

million). If the credit ratings of the Company were reduced

below investment
grade, the full value of the net liability position could be required to be posted as collateral for these
derivatives.